J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
April 21, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”),
on behalf of the funds (the “Funds”) listed on Appendix A
File No. 333-191837
Ladies and Gentlemen:
On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses and summary prospectuses for the Funds as dated below. The purpose of this filing is to submit the XBRL information from the Form 497 filing relating to the Funds submitted on April 14, 2020.
Please contact the undersigned at 212-270-6803 if you have any questions.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch

Zachary Vonnegut-Gabovitch
Assistant Secretary

Appendix A
J.P. Morgan Exchange-Traded Funds
JPMorgan BetaBuilders Canada ETF
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
JPMorgan BetaBuilders Europe ETF
JPMorgan BetaBuilders Japan ETF
JPMorgan BetaBuilders U.S. Equity ETF
JPMorgan Diversified Return Emerging Markets Equity ETF
JPMorgan Diversified Return Europe Equity ETF
JPMorgan Diversified Return Global Equity ETF
JPMorgan Diversified Return International Equity ETF
JPMorgan Diversified Return U.S. Equity ETF
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
JPMorgan Diversified Return U.S. Small Cap Equity ETF
JPMorgan U.S. Dividend ETF
JPMorgan U.S. Minimum Volatility ETF
JPMorgan U.S. Momentum Factor ETF
JPMorgan U.S. Quality Factor ETF
JPMorgan U.S. Value Factor ETF
Prospectus dated March 1, 2020, as supplemented
JPMorgan Diversified Alternatives ETF
JPMorgan Event Driven ETF
JPMorgan Long/Short ETF
JPMorgan Managed Futures Strategy ETF
Prospectus dated March 1, 2020, as supplemented
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Prospectus dated March 11, 2019, as supplemented
JPMorgan BetaBuilders MSCI US REIT ETF
Prospectus dated July 1, 2019, as supplemented
JPMorgan Core Plus Bond ETF
JPMorgan Corporate Bond Research Enhanced ETF
JPMorgan Global Bond Opportunities ETF
JPMorgan Municipal ETF
JPMorgan U.S. Aggregate Bond ETF
JPMorgan Ultra-Short Income ETF
JPMorgan Ultra-Short Municipal Income ETF
JPMorgan USD Emerging Markets Sovereign Bond ETF
Prospectus dated July 1, 2019, as supplemented
JPMorgan High Yield Research Enhanced ETF
(formerly JPMorgan Disciplined High Yield ETF)
Prospectus dated September 9, 2019, as supplemented
JPMorgan BetaBuilders International Equity ETF
Prospectus dated December 2, 2019, as supplemented
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Prospectus dated March 2, 2020, as supplemented

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase